Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
431,714	Voya Emerging Markets Index Portfolio - Class I	$ 4,014,941	4.5
1,772,771	Voya Global Bond Fund - Class R6	15,813,120	17.8
2,001,102	Voya GNMA Income Fund - Class I	17,189,467	19.3
1,752,116	Voya High Yield Portfolio - Class I	15,173,324	17.1
183,529	Voya Index Plus LargeCap Portfolio - Class I	4,144,093	4.7
502,419	Voya International Index Portfolio - Class I	4,094,716	4.6
357,434	Voya MidCap Opportunities Portfolio - Class I	4,121,214	4.6
320,582	Voya Small Company Portfolio - Class I	3,709,134	4.2
1,523,322	Voya U.S. Bond Index Portfolio - Class I	17,045,970	19.2
386,038	VY® Clarion Global Real Estate Portfolio - Class I	3,694,383	4.1

	Total Mutual Funds
	(Cost $96,775,146)	89,000,362	100.1

	Liabilities in Excess of Other Assets	(46,092)	(0.1)
	Net Assets	$ 88,954,270	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Mutual Funds	$ 89,000,362	$ –	$ –	$ 89,000,362
Total Investments, at fair value	$ 89,000,362	$ –	$ –	$ 89,000,362

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$10,939,364	$405,216	$(4,801,941)	$(2,527,698)	$4,014,941	$-	$1,267,999	$-
Voya Global Bond Fund - Class R6	9,969,103	8,393,067	(1,231,311)	(1,317,739)	15,813,120	198,260	14,520	-
Voya GNMA Income Fund - Class I	9,943,567	8,377,046	(1,361,660)	230,514	17,189,467	127,075	(3,930)	-
Voya High Yield Portfolio - Class I	10,137,183	8,283,759	(938,161)	(2,309,457)	15,173,324	236,077	19,315	-
Voya Index Plus LargeCap Portfolio - Class I	10,729,830	321,665	(4,881,725)	(2,025,677)	4,144,093	-	914,619	-
Voya International Index Portfolio - Class I	10,624,045	376,695	(4,743,868)	(2,162,156)	4,094,716	-	949,243	-
Voya MidCap Opportunities Portfolio - Class I	10,544,892	111,149	(5,103,604)	(1,431,223)	4,121,214	-	628,039	-
Voya Small Company Portfolio - Class I	10,707,882	483,509	(7,127,552)	(354,705)	3,709,134	-	(1,379,522)	-
Voya U.S. Bond Index Portfolio - Class I	9,903,706	8,360,798	(1,608,546)	390,012	17,045,970	113,683	51,198	-
VY® Clarion Global Real Estate Portfolio - Class I	10,134,388	122,344	(4,654,075)	(1,908,274)	3,694,383	-	500,579	-
	$103,633,960	$35,235,248	$(36,452,443)	$(13,416,403)	$89,000,362	$675,095	$2,962,060	$-

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $99,171,445.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$876,833
Gross Unrealized Depreciation	(11,047,916)
Net Unrealized Depreciation	$(10,171,083)